- INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2016
- INCOME TAXES (Tables) [Abstract]
The Company has a net

The Company has a net operating loss for tax purposes totaling approximately $2,567 as of June 30, 2016 (and $1,098 at year ended December 31, 2015), expiring through 2035. There is a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally greater than a 50% change in ownership). Temporary differences, which give rise to a net deferred tax asset, are as follows:

	June 30, 2016	December 31, 2015
Non-current deferred tax assets:
Net operating loss carryforward	$(873)	(373)
Stock based compensation	$-	-
Inventory obsolescence	$-	-
Accrued officer compensation	$-	-

Total deferred tax assets	$(873)	(373)
Valuation allowance	$873	373
Net deferred tax assets	$-	-

NOTE 9 - INCOME TAXES

NOTE 9 - INCOME TAXES (CONTINUED)

	June 30, 2016	December 31,2015

Computed "expected" tax expense (benefit)	$(500)	(373)
Penalties and fines and meals and entertainment	$-	-
Accrued officer compensation	$-	-
Change in valuation allowance	$500	373
Actual tax expense (benefit)	$-	-